Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Current assets
Cash	$ 14,309,996	$ 21,867,289
Restricted cash	500,000	500,000
Accounts receivable, net	1,324,051	1,257,274
Prepaid expenses and other current assets	1,762,371	577,674
Total current assets	17,896,418	24,202,237
Intangible and other assets	23,136,584
Fixed assets, net	65,582
Investment	250,000
Total assets	41,348,584	24,202,237
Current liabilities
Accounts payable and accrued liabilities	4,025,199	1,818,116
Deferred revenue	743,317	624,387
Total current liabilities	4,768,516	2,442,503
Commitments and contingencies (Note 6)
Equity:
Preferred stock, par value $0.0001; 5,000,000 shares authorized, none are issued and outstanding at March 31, 2020 and June 30, 2019
Common stock, par value $0.0001; 75,000,000 shares authorized, 12,856,302 issued and outstanding at March 31, 2020, and 10,589,746 shares issued and outstanding at June 30, 2019	1,286	1,059
Additional paid-in capital	69,916,857	47,325,421
Accumulated deficit	(38,100,333)	(25,566,746)
Total stockholders' equity	31,817,810	21,759,734
Noncontrolling interests in consolidated subsidiary	4,762,258
Total equity	36,580,068	21,759,734
Total liabilities and equity	$ 41,348,584	$ 24,202,237